Inventories - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Measuring inventories [Abstract]
Inventory write-downs	€ 29,124	€ 24,937